Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 2, 2012
Registrant Name	dei_EntityRegistrantName	SUNAMERICA EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 2, 2012
Prospectus Date	rr_ProspectusDate	Jan 27, 2012

SunAmerica International Dividend Strategy Fund (Prospectus Summary): | SunAmerica International Dividend Strategy Fund
SunAmerica International Equity Fund

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund (the “International Equity Fund” or the “Fund”)

Supplement dated July 2, 2012, to the Prospectus

dated January 27, 2012, as amended and supplemented to date

As described in prior supplements to the International Equity Fund’s Prospectus dated March 7, 2012 and June 15, 2012, effective July 2, 2012, the Fund’s name changed to “SunAmerica International Dividend Strategy Fund” and certain corresponding changes to the Fund’s investment goal, principal investment strategy and principal investment techniques were made. As of the effective date of these changes, the Fund is now offered through a separate Prospectus dated July 2, 2012. Accordingly, effective July 2, 2012, all references in the International Equity Fund’s Prospectus to “SunAmerica International Equity Fund” and “International Equity Fund” and sections relating to the International Equity Fund are hereby deleted.

The SunAmerica International Dividend Strategy Fund (formerly, the International Equity Fund) is now offered through a separate Prospectus dated July 2, 2012. This Prospectus contains important information about the Fund’s investment goal, strategies, techniques and risks. Please read the Prospectus carefully.

You may obtain a copy of the Fund’s current Prospectus or ask questions about the Fund by contacting SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our website at www.safunds.com, or by calling your broker or financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 27, 2012
SunAmerica International Dividend Strategy Fund (Prospectus Summary): | SunAmerica International Dividend Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica International Equity Fund
Supplement Text	ck0000799084_SupplementTextBlock

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund (the “International Equity Fund” or the “Fund”)

Supplement dated July 2, 2012, to the Prospectus

dated January 27, 2012, as amended and supplemented to date

As described in prior supplements to the International Equity Fund’s Prospectus dated March 7, 2012 and June 15, 2012, effective July 2, 2012, the Fund’s name changed to “SunAmerica International Dividend Strategy Fund” and certain corresponding changes to the Fund’s investment goal, principal investment strategy and principal investment techniques were made. As of the effective date of these changes, the Fund is now offered through a separate Prospectus dated July 2, 2012. Accordingly, effective July 2, 2012, all references in the International Equity Fund’s Prospectus to “SunAmerica International Equity Fund” and “International Equity Fund” and sections relating to the International Equity Fund are hereby deleted.

The SunAmerica International Dividend Strategy Fund (formerly, the International Equity Fund) is now offered through a separate Prospectus dated July 2, 2012. This Prospectus contains important information about the Fund’s investment goal, strategies, techniques and risks. Please read the Prospectus carefully.

You may obtain a copy of the Fund’s current Prospectus or ask questions about the Fund by contacting SunAmerica Fund Services, Inc. at 800-858-8850, by visiting our website at www.safunds.com, or by calling your broker or financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIEAX
SunAmerica International Dividend Strategy Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSIBX
SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIETX
SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAOIX